Acquisitions (Summary of Acquisitions) (Details) - USD ($) $ in Thousands	Jul. 12, 2016	Sep. 08, 2015	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Consideration transferred:
Contingent consideration		$ 2,250
Total consideration		4,010
Final allocation:
Goodwill			$ 18,859	$ 11,270	$ 24,722
Rant, Inc.
Consideration transferred:
Consideration transferred	$ 7,600
Contingent consideration	3,000
Final allocation:
Goodwill	7,589
Intangible assets	5,500
Total liabilities	(1,990)
Total consideration	$ 11,099
DraftDay.com
Consideration transferred:
Contingent consideration		2,250
Total consideration		4,010
Final allocation:
Goodwill		1,591
Intangible assets		3,012
Other Assets		799
Total liabilities		(1,392)
Total consideration		4,010
Viggle Common Stock | DraftDay.com
Consideration transferred:
Consideration transferred		$ 1,760